METAMARKETS.COM FUNDS

                                   PROSPECTUS


                                                          AUGUST 27, 1999

                              o OPENFUND

                              o COMMUNICATIONS TECHNOLOGY FUND

                              o MEDIA TECHNOLOGY FUND

                              o OPENFUND II

                                ADVISED BY
                                METAMARKETS INVESTMENTS LLC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


          DESCRIPTION OF THE FUNDS - OVERVIEW, OBJECTIVES, RISK/RETURN AND EXPENSES

          ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

          FUND MANAGEMENT

          SHAREHOLDER INFORMATION

          BACK COVER

DESCRIPTION OF THE FUNDS

OVERVIEW
-------------------------------------------------------------------------------
THE FUNDS                     The MetaMarkets.com Funds consist of four
                              separate Funds, each with its own investment strategy and risk/return profile. All four Funds seek capital growth and invest principally in common stocks of companies characterized as "growth" companies. The differences in investment strategy among the Funds affect the degree of risk each Fund is subject to and its return. The Funds are actively managed and, thus, are subject to the risk that a Fund's portfolio management practices might not achieve their goals. Because you could lose money by investing in a Fund, be sure to read all risk disclosure carefully before investing.

                              Each Fund invests in securities of companies which, in the opinion of the Fund's investment adviser, are innovative growth companies at the leading edge of technological, social and economic change. These are companies which define the "New Economy." They demonstrate the ability to innovate, continuously learn and productively change. Through innovative use of technology or the imaginative use of organizational techniques or marketing methods, they are redefining the way goods and services are provided in the economy. These are companies that make us more efficient at work, and change the way we relax and play.

                              The Funds' investments may range from small companies developing new technologies or practicing innovative methods to provide consumer services, to large blue chip companies with established track records of developing and marketing these advances.

                              Much is being written about the New Economy. Visit the Web site at http://www.MetaMarkets.com if you want to find out where you can read more about it.

                              The Funds' investment adviser intends to operate OpenFund and OpenFund II as interactive mutual funds integrating real time investor participation with the investment process. Each of these Funds intends to post on its Web site updates of its holdings in real time, to the extent practicable. In addition, part of the investment adviser's Web site will display completed Fund trading activity in real time, to the extent practicable. It also will support communication technologies such as discussion boards, chat rooms, webcams, and on-line polls through which Fund shareholders and others may interact with the Funds' portfolio managers and each other to share ideas about the Funds, stocks, market conditions and other related topics.

OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------
OPENFUND

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
  STRATEGIES                  of companies that the investment adviser believes
                              derive strategic advantage from trends caused by the development of the "New Economy."

                              The Fund will engage in frequent portfolio trading in an attempt to take advantage of short-term trends in valuation and momentum.

                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that provide or are expected to benefit from advances and improvements in technology, consumer services or business practices. These companies may include those that develop, produce or distribute products or services in the Internet, electronics, communications, healthcare, biotechnology, and computer software and hardware sectors, as well as the consumer marketing, media, entertainment and financial services sectors. The Fund's investments may range from small companies (including those with market capitalizations below $500 million) to large blue chip companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade, so-called junk bonds) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.

PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value.  The value of
                              your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              The Fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions than a fund with low portfolio turnover.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations, which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of OpenFund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------
Annual Fund operating expenses
(fees paid from Fund assets)
------------------------------------------
Management fee                 1.00%
------------------------------------------
Distribution (12b-1) fee        .25%
------------------------------------------
Other expenses(1)               .20%
------------------------------------------
Total annual Fund
operating expenses1            1.45%
------------------------------------------

-----------------------

1 Other expenses are based on estimated amounts for the current fiscal year. To the extent actual expenses are higher, the investment adviser has contractually agreed to reimburse the Fund to the extent such other expenses exceed .20% of the Fund's average daily net assets for the fiscal year ending July 31, 2000. In addition, the investment adviser has agreed to waive its fees and pay all Fund expenses through February 28, 2000.

EXPENSE EXAMPLE

Use the example at right to help you            OPENFUND      1           3
compare the cost of investing in the                         Year       Years
Fund with the cost of investing in other                     $148        $459
mutual funds. It illustrates the amount        --------------------------------
of fees and expenses you would pay,
assuming the following:

o $10,000 investment
o 5% annual return
o No changes in the Fund's operating expenses
o Reinvestment of all dividends and distributions
o Redemption at the end of each period shown

Your actual costs may be higher or
lower. The example does not reflect the
waiver of a portion of fund operating
expenses described above.

OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY FUND

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with
                              capital growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
  STRATEGIES                  of companies that the investment adviser believes
                              derive strategic advantage from the development of global telecommunications for voice and data traffic.

                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that develop, manufacture or sell communications and networking services or equipment, or that provide Internet and media services to such companies. The Fund will invest at least 65% of its total assets in such companies. The Fund's investments may range from small companies (including those with market capitalizations below $500 million) to large blue chip companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade, so-called junk bonds) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.

PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value.  The value of
                              your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              Because the Fund's investments are concentrated in the telecommunications industries, the value of its shares will be affected by factors peculiar to those industries and may fluctuate more widely than that of a fund which invests in a broad range of industries. Many of these companies are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Their products and services may quickly become outdated. Some are engaged in fierce competition for a share of the market for their products and their securities are subject to increased price volatility.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations, which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of the Communications Technology Fund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

------------------------------------------
Annual Fund operating expenses
(fees paid from Fund assets)
------------------------------------------
Management fee                 1.00%
------------------------------------------
Distribution (12b-1) fee        .25%
------------------------------------------
Other expenses(1)               .20%
------------------------------------------
Total annual Fund
operating expenses1            1.45%
------------------------------------------

--------------------

1 Other expenses are based on estimated amounts for the current fiscal year. To the extent actual expenses are higher, the investment adviser has contractually agreed to reimburse the Fund to the extent other expenses exceed .20% of the Fund's average daily net assets for the fiscal year ending July 31, 2000. In addition, the investment adviser has agreed to waive its fees and pay all Fund expenses through February 28, 2000.


EXPENSE EXAMPLE

Use the example at right to help you         COMMUNICATIONS      1         3
compare the cost of investing in the         TECHNOLOGY FUND    Year     Years
Fund with the cost of investing in other
mutual funds. It illustrates the amount                        $148      $459
of fees and expenses you would pay,          ----------------------------------
assuming the following:

o $10,000 investment
o 5% annual return
o No changes in the Fund's operating expenses
o Reinvestment of all dividends and distributions
o Redemption at the end of each period shown

Your actual costs may be higher or
lower. The example does not reflect the
waiver of a portion of fund operating
expenses described above.

OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------
MEDIA TECHNOLOGY FUND

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in common stocks of
  STRATEGIES                  companies that the investment adviser believes
                              derive strategic advantage from the development of digital technologies used in the broadcast, entertainment and other media industries.

                              To implement the Fund's strategy, the adviser will select companies based in the U.S. or, to a limited extent, in foreign countries that develop, produce, sell or distribute goods or services used in the media industries, such as Internet, retailing, financial services, advertising, broadcasting, film, publishing, cable television and video, and cellular communications companies. The Fund will invest at least 65% of its total assets in such companies. The Fund's investments may range from small companies (including those with market capitalizations below $500 million) to large blue chip companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade, so-called junk bonds) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.

PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value.  The value of
                              your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              Because the Fund's investments are concentrated in the media industries, the value of its shares will be affected by factors peculiar to those industries and may fluctuate more widely than that of a fund which invests in a broad range of industries. Some of these companies are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the securities of these companies are subject to increased price volatility.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations, which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of the Media Technology Fund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

------------------------------------------
Annual Fund operating expenses
(fees paid from Fund assets)
------------------------------------------
Management fee                 1.00%
------------------------------------------
Distribution (12b-1) fee        .25%
------------------------------------------
Other expenses1                 .20%
------------------------------------------
Total annual Fund
operating expenses1            1.45%
------------------------------------------

----------------------
1 Other expenses are based on estimated amounts for the current fiscal year. To the extent actual expenses are higher, the investment adviser has contractually agreed to reimburse the Fund to the extent other expenses exceed .20% of the Fund's average daily net assets for the fiscal year ending July 31, 2000. In addition, the investment adviser has agreed to waive its fees and pay all Fund expenses through February 28, 2000.


EXPENSE EXAMPLE

Use the example at right to help you        MEDIA TECHNOLOGY FUND    1      3
compare the cost of investing in the                               Year   Years
Fund with the cost of investing in other
mutual funds. It illustrates the amount                            $148    $459
of fees and expenses you would pay,        ------------------------------------
assuming the following:

o $10,000 investment
o 5% annual return
o No changes in the Fund's operating expenses
o Reinvestment of all dividends and distributions
o Redemption at the end of each period shown

Your actual costs may be higher or
lower. The example does not reflect the
waiver of a portion of fund operating
expenses described above.

OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------
OPENFUND II

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
  STRATEGIES                  of companies that the investment adviser believes
                              derive strategic advantage from trends caused by the development of the "New Economy."

                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that provide or are expected to benefit from advances and improvements in technology, consumer services or business practices. These companies may include those that develop, produce or distribute products or services in the Internet, electronics, communications, healthcare, biotechnology, and computer software and hardware sectors, as well as the consumer marketing, media, entertainment and financial services sectors. The Fund's investments may range from small companies (including those with market capitalizations below $500 million) to large blue chip companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade, so-called junk bonds) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.

PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                        unrelated to the issuers' value.  The value of
                              your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations, which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of OpenFund II, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------
Annual Fund operating expenses
(fees paid from Fund assets)
------------------------------------------
Management fee                 1.00%
------------------------------------------
Distribution (12b-1) fee        .25%
------------------------------------------
Other expenses1                 .20%
------------------------------------------
Total annual Fund
operating expenses1            1.45%
------------------------------------------

-----------------------
1 Other expenses are based on estimated amounts for the current fiscal year. To the extent actual expenses are higher, the investment adviser has contractually agreed to reimburse the Fund to the extent other expenses exceed .20% of the Fund's average daily net assets for the fiscal year ending July 31, 2000. In addition, the investment adviser has agreed to waive its fees and pay all Fund expenses through February 28, 2000.


EXPENSE EXAMPLE

Use the example at right to help you               OPENFUND II     1      3
compare the cost of investing in the                              Year  Years
Fund with the cost of investing in other
mutual funds. It illustrates the amount                           $148   $459
of fees and expenses you would pay,               ---------------------------
assuming the following:

o $10,000 investment
o 5% annual return
o No changes in the Fund's operating expenses
o Reinvestment of all dividends and distributions
o Redemption at the end of each period shown

Your actual costs may be higher or
lower. The example does not reflect the
waiver of a portion of fund operating
expenses described above.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

PRINCIPAL STRATEGIES APPLICABLE TO ALL FUNDS

While the Funds typically invest principally in common stocks, they also may invest in convertible securities and preferred stocks and other equity securities having the characteristics of common stocks (generally, in each case up to 10% of the Fund's assets). Convertible securities are exchangeable for another form of the issuer's securities, and generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Each Fund may invest up to 10% of its assets in convertible securities rated below investment grade (Baa/BBB) and as low as the lowest rating assigned by the rating agencies (C/D) or the unrated equivalent as determined by the adviser. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets, but ordinarily does not carry voting rights.

Although the Funds will invest principally in securities of U.S. issuers, each Fund may invest up to 20% of its total assets in the equity securities of foreign issuers, including common stocks, preferred stocks, convertible securities and depositary receipts, such as ADRs.

The Funds may sell short securities of companies that the investment adviser believes will underperform amidst the challenges of the New Economy. In addition, each Fund may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. Generally, the Fund would sell a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

Each Fund may invest some assets in options and futures contracts and, though not part of its principal strategy, certain other derivatives such as equity swaps. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. No Fund may invest in such contracts and options for purposes other than hedging if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options.

Each Fund may borrow money from banks, brokers or dealers for investment purposes. Borrowing for investment purposes is known as "leverage." To the extent a Fund uses leverage, it would limit such leverage to 25% of its total assets.

Each Fund, from time to time, may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions and invest some or all of its assets in money market instruments. During these periods, the Fund may not achieve its investment objective.

PRINCIPAL RISKS APPLICABLE TO ALL FUNDS

MARKET AND MANAGEMENT RISK. Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, their stock prices can fall drastically--even if earnings show an absolute increase.

Each Fund may purchase securities of companies in initial public offerings or shortly thereafter. The prices of these companies' securities may be very volatile. Each Fund may purchase securities of companies which have no earnings or have experienced losses. The Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perceptions about the company change, the company's stock price may decline sharply and its securities may become less liquid.

FOREIGN SECURITIES RISK. Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks, such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards.

LOWER RATED SECURITIES RISK. Higher yielding (and, therefore, higher risk) convertible securities, such as those rated below investment grade, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than lower yielding, higher rated convertible securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell these securities or could result in lower prices than those used in calculating the Fund's net asset value.

RISK OF USING CERTAIN INVESTMENT TECHNIQUES. With respect to short sales, the price at the time the Fund replaces the security borrowed may be more (and the Fund would lose money) or less (and the Fund would make money) than the price at which the security was sold by the Fund. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; and (iii) losses due to unanticipated market movements.

Leveraging is a sophisticated investment technique that amplifies the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

INTERNET AND OTHER INTERACTIVE FUND RISKS. Since the Funds are designed specifically for on-line investors, an interruption in transmissions over the Internet generally or a problem in the transmission of the MetaMarkets.com Web site in particular could result in a delay or interruption in your ability to access the MetaMarkets.com Web site, place purchase or sale orders with the Funds or otherwise interact with the Funds.

With respect to OpenFund and OpenFund II, since the investment adviser intends to post updates of the Funds' holdings and completed trading activity in real time, to the extent practicable, there is a risk that investors may use such information to the detriment of the Funds. The Funds' Board has considered this and determined that the investment adviser's use of the Web site is nonetheless in the best interests of the Funds and their shareholders. The Board will monitor the use of the Web site to determine that it continues to be in the best interests of the Funds and their shareholders.

YEAR 2000 RISK. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the investment adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. Year 2000 issues may adversely affect the companies or other issuers in which the Funds invest where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so. Foreign markets may be less prepared to address Year 2000 issues than U.S. ones.

The investment adviser and the Funds' other service providers have assured the Funds that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. The investment adviser and the Fund's other service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the investment adviser and the Funds' other service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Funds. If any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur, which could result in a decline in the value of the Funds' securities and return.

FUND MANAGEMENT
-------------------------------------------------------------------------------
INVESTMENT ADVISER

MetaMarkets Investments LLC, located at 400 Oyster Point Blvd., Suite 414, South San Francisco, California 94080, serves as each Fund's investment adviser. The investment adviser is a newly formed entity and has no operating history upon which investors can evaluate its performance. Donald L. Luskin, the investment adviser's President and Chief Executive Officer, was formerly the Chief Executive Officer of Barclays Global Mutual Funds and the Vice Chairman of Barclays Global Investors, one of the world's largest investment management organizations. The investment adviser is responsible for making investment decisions for each Fund, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of each Fund's investment portfolio. Investment decisions for each Fund are made by a team of the investment adviser's portfolio managers; the team collaborates in making portfolio recommendations and no individual is primarily responsible for making recommendations to the team. Set forth below is the investment advisory fee rate payable to the investment adviser by each Fund:

AVERAGE DAILY NET                                 ANNUAL RATE OF
ASSETS OF THE FUND                                  ADVISORY FEE
------------------                                ---------------

On the first $250 million                              1.00%
On the next $500 million                                .75%
On assets in excess of $750 million                     .50%

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

PRICING OF FUND SHARES

The per share net asset value (NAV) of each Fund is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares.

Each Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open, except Columbus Day and Veterans' Day. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. Foreign securities held by a Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors will not be able to purchase or redeem Fund shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your completed order form.

Each Fund's investments are valued each business day generally by using available market quotations or, if market quotations are not available, at fair value determined by the Fund's Board or in accordance with procedures approved by the Board. For further information regarding the methods employed in valuing the Funds' investments, see the Statement of Additional Information (SAI).

The Funds' 12b-1 fees compensate the Funds' distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY AND SELL SHARES

GENERAL

MetaMarkets.com Funds are designed specifically for on-line investors. You can access the Funds at the MetaMarkets.com Web site on the Internet. By clicking one of the Fund order icons, you can quickly and easily place a purchase or sale order for shares. You will be prompted to enter your trading password whenever you perform a transaction so that the Fund can be sure each purchase or sale is secure. For your own protection, only you or your co-account holder(s) should place orders through your Fund account. When you purchase shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) affirm that you have read the Prospectus. The Funds' current Prospectus will be readily available for viewing and printing on the Web site.

To become a Fund shareholder, you will need to open an account and consent to receive all shareholder information about the Funds electronically. MetaMarkets.com Funds may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Funds to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Funds will deliver such information to you and you may be charged a transaction fee of up to $12 to cover the costs of printing, shipping and handling (a fee will not be charged for delivery of confirmations or statements). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

PURCHASING AND ADDING TO YOUR SHARES

                                  MINIMUM INVESTMENT
                                 --------------------
ACCOUNT TYPE                     INITIAL   SUBSEQUENT

Regular
(non-retirement)                  $1,000       $250
Retirement (IRA)                    $100        $50
Automatic
Investment Plan                     $250        $50


To make your initial investment, follow the instructions on the account application at the end of this Prospectus. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. The Funds offer an Automatic Investment Plan and Directed Dividend Option, which are convenient ways of buying Fund shares. These also are described on the account application and in the SAI.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Funds may waive the minimum purchase requirements or reject any purchase order in whole or in part.

SELLING YOUR SHARES

You may sell (i.e., redeem) your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

To sell Fund shares, click the Fund Sell Order icon and follow the instructions.

VERIFYING TELEPHONE REDEMPTIONS.
MetaMarkets.com Funds will make efforts to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT.
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the check has cleared (which may take up to 15 days from the date of purchase). You can avoid this delay by purchasing shares with a certified check.

DELAYING PAYMENT OF REDEMPTION PROCEEDS.
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND.
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). Redemption in kind would consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

CLOSING OF SMALL ACCOUNTS.
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Fund. No transaction fees are charged for exchanges.

You must exchange shares worth $500 or more and meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

To exchange your Fund shares, click the Fund Exchanges icon and follow the instructions.

IMPORTANT INFORMATION ABOUT EXCHANGES. If Fund shares are purchased by check, the shares cannot be exchanged until your check has cleared. This could take up to 15 days from the date of purchase. The Funds may reject an exchange request from a shareholder who has made more than eight exchanges between investment portfolios offered by Fund management in a year, or more than four exchanges in a calendar quarter. Although unlikely, the Funds may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where new Fund shares may be sold. The registration and tax identification numbers of the two accounts must be identical.

INTERACTIVE FUNDS

For OpenFund and OpenFund II, the discussion boards, chat rooms and interactive features, including the display of trading activity and Fund holdings, are presented for information purposes only and may be discontinued at any time. MetaMarkets.com Funds also may terminate the ability to buy and sell Fund shares on its Web site at any time, in which case you may continue to buy and sell Fund shares pursuant to the alternative procedures described in the "How to Buy, Sell and Exchange Shares" pamphlet attached to this Prospectus. Prices and other data posted during the day on the MetaMarkets.com Web site will be based on sources believed reliable, but whose accuracy can not be assured.

DIVIDENDS, DISTRIBUTIONS AND TAXES

All dividends and distributions will be automatically reinvested in Fund shares. Each Fund usually pays its shareholders dividends from its net investment income and distributes any capital gains annually.

Dividends paid by a Fund are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts may be taxable when received.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

For more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF THE SAI OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS ON THE FUNDS' INTERNET SITE OR BY E-MAIL:

                  METAMARKETS.COM FUNDS
                  INTERNET: HTTP://WWW.METAMARKETS.COM
                  TELEPHONE: 1-877-METAMKT (1-877-638-2658)
                  E-mail: info@metamarkets.com

SHAREHOLDERS WILL BE ALERTED BY E-MAIL WHEN A PROSPECTUS AMENDMENT, ANNUAL OR SEMI-ANNUAL REPORT, OR PROXY MATERIALS ARE AVAILABLE.
-------------------------------------------------------------------------------

Certain instructions on how to buy and sell Fund shares are provided in the "How to Buy, Sell and Exchange Shares" pamphlet attached to this Prospectus.

You can review information about the Funds, including the Funds' SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or calling 1-800-SEC-0330.
   o   Free from the Commission's Web site at http://www.sec.gov.


Distributed by BISYS Fund Services Limited Partnership
Investment Company Act file no. 811-09351.

HOW TO BUY, SELL AND EXCHANGE SHARES

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY INTERNET

Initial Investment:
1. Carefully read and complete the account application at the end of the Prospectus, or download it from the MetaMarkets.com Web site, and follow the instructions.
2. Make check, bank draft or money order payable to "MetaMarkets.com Funds, [Name of Fund]."
3. Mail your payment and a signed copy of the completed account application to: MetaMarkets.com Funds, c/o BISYS Fund Services, P. O. Box 182208, Columbus, Ohio 43218-2208

Subsequent Investment:
1.   Provide the following information:
     o   Fund name
     o   Amount invested
     o   Account name
     o   Account number
2.   Include your account number on your
     check or money order and mail it to:   MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            P. O. Box 182208
                                            Columbus, Ohio  43218-2208

or, for overnight service, send it to:

                                            MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            Attn:  T.A. Operations
                                            3435 Stelzer Road
                                            Columbus, Ohio  43219

ELECTRONIC PAYMENTS

You may pay electronically if your U.S. bank participates in the Automated Clearing House (ACH).

To establish an electronic purchase option, complete the account application as directed, or call 1-877-META-MKT (1-877-638-2658). Your account can generally be set up for electronic purchases within 15 days.

Call 1-877-META-MKT (1-877-638-2658) to arrange a transfer from your bank account.

WIRE TRANSFER PAYMENTS


To pay by wire transfer, complete the account application as directed and request an account number by calling 1-877-META-MKT (1-877-638-2658). Follow the instructions below after receiving your account number.

Instruct your bank to wire transfer your investment to:
Huntington National Bank
Routing Number:  ABA # 044000024
DDA#01899622494
Include:
o Your fund number
o Your account number
After instructing your bank to wire the funds, call 1-877-META-MKT (1-877-638-2658) to advise us of the amount being transferred and the name of your bank.


                              ELECTRONIC VS. WIRE TRANSFER

                              Wire transfers allow financial institutions to send funds to each other, almost instantaneously. Your bank may charge a wire transfer fee. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.


You can add to your account by using the convenient options described in the account application. For more information about these options, also see the SAI.

INSTRUCTIONS FOR SELLING SHARES

By Internet                      Provide the following information:
                                 o Your Fund and account number
                                 o Amount you wish to sell
                                 o Address where your check should be sent or where your funds should be wired or electronically transferred

-------------------------------------------------------------------------------
By Telephone                     Call 1-877-META-MKT (1-877-638-2658) with
(UNLESS YOU HAVE DECLINED        instructions as to how you wish to receive your
TELEPHONE SALES PRIVILEGES)      funds (mail, wire, electronic transfer).

TO RECEIVE YOUR REDEMPTION PROCEEDS BY WIRE TRANSFER, you must indicate this option on your application. Your payment will be wired to your bank ordinarily on the next business day. The Fund and your bank may charge a wire transfer fee.

TO RECEIVE YOUR REDEMPTION PROCEEDS ELECTRONICALLY, your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your payment will be credited ordinarily within seven days. Your bank may charge for this service.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your Fund shares, provide the following information:
  o  Your name and telephone number
  o  The exact name on your account and account number
  o Taxpayer identification number (usually your Social Security number)
  o  Dollar value or number of shares to be exchanged
  o  The name of the Fund from which the exchange is to be made
  o  The name of the Fund into which the exchange is being made

                              METAMARKETS.COM FUNDS

                                   PROSPECTUS


                                                               AUGUST 27, 1999


                                   o OPENFUND


                                     ADVISED BY
                                     METAMARKETS INVESTMENTS LLC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

          DESCRIPTION OF THE FUND - OVERVIEW, OBJECTIVES, RISK/RETURN AND
          EXPENSES

          ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

          FUND MANAGEMENT

          SHAREHOLDER INFORMATION

          BACK COVER

DESCRIPTION OF THE FUND

OVERVIEW
-------------------------------------------------------------------------------
THE FUND The Fund invests in securities of companies which, in the opinion of the Fund's investment adviser, are innovative growth companies at the leading edge of technological, social and economic change. These are companies which define the "New Economy." They demonstrate the ability to innovate, continuously learn and productively change. Through innovative use of technology or the imaginative use of organizational techniques or marketing methods, they are redefining the way goods and services are provided in the economy. These are companies that make us more efficient at work, and change the way we relax and play.

                              The Fund's investments may range from small companies developing new technologies or practicing innovative methods to provide consumer services, to large blue chip companies with established track records of developing and marketing these advances.

                              Much is being written about the New Economy. Visit the Web site at http://www.MetaMarkets.com if you want to find out where you can read more about it.

                              The Fund's investment adviser intends to operate OpenFund as an interactive mutual fund integrating real time investor participation with the investment process. The Fund intends to post on its Web site updates of its holdings in real time, to the extent practicable. In addition, part of the investment adviser's Web site will display completed Fund trading activity in real time, to the extent practicable. It also will support communication technologies such as discussion boards, chat rooms, webcams, and on-line polls through which Fund shareholders and others may interact with the Fund's portfolio managers and each other to share ideas about the Fund, stocks, market conditions and other related topics.

OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
  STRATEGIES                  of companies that the investment adviser believes
                              derive strategic advantage from trends caused by the development of the "New Economy."

                              The Fund will engage in frequent portfolio trading in an attempt to take advantage of short-term trends in valuation and momentum.

                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that provide or are expected to benefit from advances and improvements in technology, consumer services or business practices. These companies may include those that develop, produce or distribute products or services in the Internet, electronics, communications, healthcare, biotechnology, and computer software and hardware sectors, as well as the consumer marketing, media, entertainment and financial services sectors. The Fund's investments may range from small companies (including those with market capitalizations below $500 million) to large blue chip companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade, so-called junk bonds) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.

PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value.  The value of
                              your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              The Fund will engage in short-term trading, which could produce higher brokerage costs and larger taxable distributions than a fund with low portfolio turnover.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations, which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of OpenFund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------
Annual Fund operating expenses
(fees paid from Fund assets)
------------------------------------------
Management fee              1.00%
------------------------------------------
Distribution (12b-1)fee      .25%
------------------------------------------
Other expenses1              .20%
------------------------------------------
Total annual Fund
operating expenses1         1.45%
------------------------------------------

---------
1 Other expenses are based on estimated amounts for the current fiscal year. To the extent actual expenses are higher, the investment adviser has contractually agreed to reimburse the Fund to the extent such other expenses exceed .20% of the Fund's average daily net assets for the fiscal year ending July 31, 2000. In addition, the investment adviser has agreed to waive its fees and pay all Fund expenses through February 28, 2000.

EXPENSE EXAMPLE

Use the example below to help you
compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o No changes in the Fund's operating expenses
o Reinvestment of all dividends and distributions
o Redemption at the end of each period shown

Your actual costs may be higher or
lower. The example does not reflect the
waiver of a portion of fund operating
expenses described above.


ONE YEAR       $148
THREE YEARS    $459

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

PRINCIPAL STRATEGIES

While the Fund typically invests principally in common stocks, it also may invest in convertible securities and preferred stocks and other equity securities having the characteristics of common stocks (generally, in each case up to 10% of the Fund's assets). Convertible securities are exchangeable for another form of the issuer's securities, and generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. The Fund may invest up to 10% of its assets in convertible securities rated below investment grade (Baa/BBB) and as low as the lowest rating assigned by the rating agencies (C/D) or the unrated equivalent as determined by the adviser. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets, but ordinarily does not carry voting rights.

Although the Fund will invest principally in securities of U.S. issuers, it may invest up to 20% of its total assets in the equity securities of foreign issuers, including common stocks, preferred stocks, convertible securities and depositary receipts, such as ADRs.

The Fund may sell short securities of companies that the investment adviser believes will underperform amidst the challenges of the New Economy. In addition, the Fund may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. Generally, the Fund would sell a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

The Fund may invest some assets in options and futures contracts and, though not part of its principal strategy, certain other derivatives such as equity swaps. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. The Fund may not invest in such contracts and options for purposes other than hedging if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options.

The Fund may borrow money from banks, brokers or dealers for investment purposes. Borrowing for investment purposes is known as "leverage." To the extent the Fund uses leverage, it would limit such leverage to 25% of its total assets.

The Fund, from time to time, may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions and invest some or all of its assets in money market instruments. During these periods, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

MARKET AND MANAGEMENT RISK. The Fund is actively managed and, thus, is subject to the risk that its portfolio management practices might not achieve its goals.

Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, their stock prices can fall drastically--even if earnings show an absolute increase.

The Fund may purchase securities of companies in initial public offerings or shortly thereafter. The prices of these companies' securities may be very volatile. The Fund may purchase securities of companies which have no earnings or have experienced losses. The Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perceptions about the company change, the company's stock price may decline sharply and its securities may become less liquid.

FOREIGN SECURITIES RISK. Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks, such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards.

LOWER RATED SECURITIES RISK. Higher yielding (and, therefore, higher risk) convertible securities, such as those rated below investment grade, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than lower yielding, higher rated convertible securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell these securities or could result in lower prices than those used in calculating the Fund's net asset value.

RISK OF USING CERTAIN INVESTMENT TECHNIQUES. With respect to short sales, the price at the time the Fund replaces the security borrowed may be more (and the Fund would lose money) or less (and the Fund would make money) than the price at which the security was sold by the Fund. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of the Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; and (iii) losses due to unanticipated market movements.

Leveraging is a sophisticated investment technique that amplifies the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

INTERNET AND OTHER INTERACTIVE FUND RISKS. Since the Fund is designed specifically for on-line investors, an interruption in transmissions over the Internet generally or a problem in the transmission of the MetaMarkets.com Web site in particular could result in a delay or interruption in your ability to access the MetaMarkets.com Web site, place purchase or sale orders with the Fund or otherwise interact with the Fund.

Since the Fund's investment adviser intends to post updates of the Fund's holdings and completed trading activity in real time, to the extent practicable, there is a risk that investors may use such information to the detriment of the Fund. The Fund's Board has considered this and determined that the investment adviser's use of the Web site is nonetheless in the best interests of the Fund and its shareholders. The Board will monitor the use of the Web site to determine that it continues to be in the best interests of the Fund and its shareholders.

YEAR 2000 RISK. Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the investment adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. Year 2000 issues may adversely affect the companies or other issuers in which the Fund invests where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so. Foreign markets may be less prepared to address Year 2000 issues than U.S. ones.

The investment adviser and the Fund's other service providers have assured the Fund that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. The investment adviser and the Fund's other service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the investment adviser and the Fund's other service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Fund. If any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur, which could result in a decline in the value of the Fund's securities and return.

FUND MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

MetaMarkets Investments LLC, located at 400 Oyster Point Blvd., Suite 414, South San Francisco, California 94080, serves as the Fund's investment adviser. The investment adviser is a newly formed entity and has no operating history upon which investors can evaluate its performance. Donald L. Luskin, the investment adviser's President and Chief Executive Officer was formerly the Chief Executive Officer of Barclays Global Mutual Funds and the Vice Chairman of Barclays Global Investors, one of the world's largest investment management organizations. The investment adviser is responsible for making investment decisions for the Fund, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of the Fund's investment portfolio. Investment decisions for the Fund are made by a team of the investment adviser's portfolio managers; the team collaborates in making portfolio recommendations and no individual is primarily responsible for making recommendations to the team. Set forth below is the investment advisory fee rate payable to the investment adviser by the Fund:

AVERAGE DAILY NET                                  ANNUAL RATE OF
ASSETS OF THE FUND                                   ADVISORY FEE
------------------                                 ---------------

On the first $250 million                               1.00%
On the next $500 million                                 .75%
On assets in excess of $750 million                      .50%


SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

PRICING OF FUND SHARES

The Fund's per share net asset value (NAV) is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares.

The Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open, except Columbus Day and Veterans' Day. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors will not be able to purchase or redeem Fund shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your completed order form.

The Fund's investments are valued each business day generally by using available market quotations or, if market quotations are not available, at fair value determined by the Fund's Board or in accordance with procedures approved by the Board. For further information regarding the methods employed in valuing the Fund's investments, see the Statement of Additional Information (SAI).

The Fund's 12b-1 fees compensate the Fund's distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY AND SELL SHARES

GENERAL

The Fund is designed specifically for on-line investors. You can access the Fund at the MetaMarkets.com Web site on the Internet. By clicking one of the Fund order icons, you can quickly and easily place a purchase or sale order for shares. You will be prompted to enter your trading password whenever you perform a transaction so that the Fund can be sure each purchase or sale is secure. For your own protection, only you or your co-account holder(s) should place orders through your Fund account. When you purchase shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) affirm that you have read the Prospectus. The Fund's current Prospectus will be readily available for viewing and printing on the Web site.

To become a Fund shareholder, you will need to open an account and consent to receive all shareholder information about the Fund electronically. The Fund may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Fund to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Fund will deliver such information to you and you may be charged a transaction fee of up to $12 to cover the costs of printing, shipping and handling (a fee will not be charged for delivery of confirmations or statements). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

PURCHASING AND ADDING TO YOUR SHARES

                                  MINIMUM INVESTMENT
                                  --------------------
ACCOUNT TYPE                      INITIAL   SUBSEQUENT
------------                      --------------------
Regular
(non-retirement)                  $1,000      $250
Retirement (IRA)                    $100       $50
Automatic
Investment Plan                     $250       $50



To make your initial investment, follow the instructions on the account application at the end of this Prospectus. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. The Fund offers an Automatic Investment Plan and Directed Dividend Option, which are convenient ways of buying Fund shares. These also are described on the account application and in the SAI.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive the minimum purchase requirements or reject any purchase order in whole or in part.

SELLING YOUR SHARES

You may sell (i.e., redeem) your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

To sell Fund shares, click the Fund Sell Order icon and follow the instructions.

VERIFYING TELEPHONE REDEMPTIONS.
The Fund will make efforts to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT.
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the check has cleared (which may take up to 15 days from the date of purchase). You can avoid this delay by purchasing shares with a certified check.

DELAYING PAYMENT OF REDEMPTION PROCEEDS.

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND.
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). Redemption in kind would consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

CLOSING OF SMALL ACCOUNTS.
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES

You can exchange your Fund shares for shares of another fund in the MetaMarkets.com family of funds. No transaction fees are charged for exchanges.

You must exchange shares worth $500 or more and meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from one fund to another are taxable.

To exchange your Fund shares, click the Fund Exchanges icon and follow the instructions. Be sure to read the current prospectus for any fund into which you are exchanging.

IMPORTANT INFORMATION ABOUT EXCHANGES. If Fund shares are purchased by check, the shares cannot be exchanged until your check has cleared. This could take up to 15 days from the date of purchase. The Fund may reject an exchange request from a shareholder who has made more than eight exchanges between investment portfolios offered by Fund management in a year, or more than four exchanges in a calendar quarter. Although unlikely, the Fund may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where new Fund shares may be sold. The registration and tax identification numbers of the two accounts must be identical.

INTERACTIVE FUND

The discussion boards, chat rooms and interactive features of the Fund, including the display of trading activity and Fund holdings, are presented for information purposes only and may be discontinued at any time. MetaMarkets.com Funds also may terminate the ability to buy and sell Fund shares on its Web site at any time, in which case you may continue to buy and sell Fund shares pursuant to the alternative procedures described in the "How to Buy, Sell and Exchange Shares" pamphlet attached to this Prospectus. Prices and other data posted during the day on the MetaMarkets.com Web site will be based on sources believed reliable, but whose accuracy can not be assured.

DIVIDENDS, DISTRIBUTIONS AND TAXES

All dividends and distributions will be automatically reinvested in Fund shares. The Fund usually pays its shareholders dividends from its net investment income and distributes any capital gains annually.

Dividends paid by the Fund are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts may be taxable when received.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

For more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF THE SAI OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND ON THE FUND'S INTERNET SITE OR BY E-MAIL:

                  METAMARKETS.COM FUNDS
                  INTERNET: HTTP://WWW.METAMARKETS.COM
                  TELEPHONE: 1-877-METAMKT (1-877-638-2658)
                  E-mail: info@metamarkets.com

SHAREHOLDERS WILL BE ALERTED BY E-MAIL WHEN A PROSPECTUS AMENDMENT, ANNUAL OR SEMI-ANNUAL REPORT, OR PROXY MATERIALS ARE AVAILABLE.

-------------------------------------------------------------------------------

Certain instructions on how to buy and sell Fund shares are provided in the "How to Buy, Sell and Exchange Shares" pamphlet attached to this Prospectus.

You can review information about the Fund, including the Fund's SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or calling 1-800-SEC-0330.
   o   Free from the Commission's Web site at http://www.sec.gov.


Distributed by BISYS Fund Services Limited Partnership
Investment Company Act file no. 811-09351.

HOW TO BUY, SELL AND EXCHANGE SHARES

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


BY INTERNET

Initial Investment:
1 Carefully read and complete the account application at the end of the Prospectus, or download it from the MetaMarkets.com Web site, and follow the instructions.
2 Make check, bank draft or money order payable to "MetaMarkets.com Funds, OpenFund."
3 Mail your payment and a signed copy of the completed account application to:
                 MetaMarkets.com Funds
                 c/o BISYS Fund Services
                 P. O. Box 182208
                 Columbus, Ohio  43218-2208

Subsequent Investment:
1.   Provide the following information:
     o   Fund name
     o   Amount invested
     o   Account name
     o   Account number
2.   Include your account number on your
     check or money order and mail it to:   MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            P. O. Box 182208
                                            Columbus, Ohio  43218-2208

or, for overnight service, send it to:

                                            MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            Attn:  T.A. Operations
                                            3435 Stelzer Road
                                            Columbus, Ohio  43219

ELECTRONIC PAYMENTS

You may pay electronically if your U.S. bank participates in the Automated Clearing House (ACH).

To establish an electronic purchase option, complete the account application as directed, or call 1-877-META-MKT (1-877-638-2658). Your account can generally be set up for electronic purchases within 15 days.

Call 1-877-META-MKT (1-877-638-2658) to arrange a transfer from your bank account.

WIRE TRANSFER PAYMENTS


To pay by wire transfer, complete the account application as directed and request an account number by calling 1-877-META-MKT (1-877-638-2658). Follow the instructions below after receiving your account number.

Instruct your bank to wire transfer your investment to:
Huntington National Bank
Routing Number:  ABA # 044000024
DDA#01899622494
Include:
o Your fund number (005)
o Your account number
After instructing your bank to wire the funds, call 1-877-638-2658 to advise us of the amount being transferred and the name of your bank.


                              ELECTRONIC VS. WIRE TRANSFER

                              Wire transfers allow financial institutions to send funds to each other, almost instantaneously. Your bank may charge a wire transfer fee. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.


You can add to your account by using the convenient options described in the account application. For more information about these options, also see the SAI.

INSTRUCTIONS FOR SELLING SHARES

By Internet                Provide the following information:
                           o Your Fund and account number
                           o Amount you wish to sell
                           o Address where your check should be sent or where
                             your funds should be wired or electronically transferred

-------------------------------------------------------------------------------
By Telephone              Call 1-877-META-MKT (1-877-638-2658) with instructions
(UNLESS YOU HAVE          as to how you wish to receive your funds (mail, wire,
DECLINED TELEPHONE        electronic transfer).
SALES PRIVILEGES)

TO RECEIVE YOUR REDEMPTION PROCEEDS BY WIRE TRANSFER, you must indicate this option on your application. Your payment will be wired to your bank ordinarily on the next business day. The Fund and your bank may charge a wire transfer fee.

TO RECEIVE YOUR REDEMPTION PROCEEDS ELECTRONICALLY, your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your payment will be credited ordinarily within seven days. Your bank may charge for this service.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your Fund shares, provide the following information:
     o    Your name and telephone number
     o    The exact name on your account and account number
     o    Taxpayer identification number (usually your Social Security number)
     o    Dollar value or number of shares to be exchanged
     o    The name of the Fund from which the exchange is to be made
     o    The name of the Fund into which the exchange is being made